OTHER RECEIVABLES - (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
OTHER RECEIVABLES.
Research and development tax credit receivable from the French State		€ 411
Settlement fees	€ 1,000
Grants	194
Value-added taxes receivable	371	863
Other receivables from Government and public authorities	19	22
Others	105	84
Total	€ 1,688	€ 1,380
Number of payments to settle settlement fees	2